Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Loans
Gross loans	SFr 274,895	SFr 277,378	SFr 277,043
of which held at amortized cost	258,268	258,766	257,515	SFr 254,015
of which held at fair value	16,627	18,612	19,528
Net (unearned income)/deferred expenses	(113)	(109)	(129)
allowance for loan losses	(917)	(899)	(938)	(863)	SFr (962)	SFr (866)
Net loans	273,865	276,370	275,976
Foreign
Loans
Gross loans	116,454	118,129	118,277
Switzerland
Loans
Gross loans	158,441	159,249	158,766
Corporate and institutional
Loans
Gross loans	125,160	129,234	131,950
of which held at amortized cost	108,550	110,640	112,445	109,501
allowance for loan losses	(702)	(682)	(722)	(676)	(765)	(650)
Real estate
Loans
Gross loans	26,144	26,231	26,016
of which held at amortized cost	25,549		25,556
Commercial and industrial loans
Loans
Gross loans	80,405	82,706	83,740
of which held at amortized cost	72,783		73,873
Financial institutions
Loans
Gross loans	14,575	16,061	17,921
of which held at amortized cost	8,941		11,689
Governments and public institutions
Loans
Gross loans	4,036	4,236	4,273
of which held at amortized cost	1,277		1,327
Consumer
Loans
Gross loans	149,735	148,144	145,093
of which held at amortized cost	149,718	148,126	145,070	144,514
allowance for loan losses	(215)	(217)	(216)	(187)	SFr (197)	(216)
Mortgages
Loans
Gross loans	105,433	104,675	104,335
of which held at amortized cost	105,433		104,335
Loans collateralized by securities
Loans
Gross loans	40,277	39,460	37,268
of which held at amortized cost	40,277		37,268
Consumer finance
Loans
Gross loans	4,025	SFr 4,009	3,490
of which held at amortized cost	4,008		3,467
Bank
Loans
Gross loans	278,396		280,026
of which held at amortized cost	261,769		260,498	256,853
of which held at fair value	16,627		19,528
Net (unearned income)/deferred expenses	(113)		(129)
allowance for loan losses	(916)		(937)	(862)		(865)
Net loans	277,367		278,960
Bank | Foreign
Loans
Gross loans	116,672		118,270
Bank | Switzerland
Loans
Gross loans	161,724		161,756
Bank | Corporate and institutional
Loans
Gross loans	128,661		134,933
of which held at amortized cost	112,051		115,428	112,339
allowance for loan losses	(701)		(721)	(675)		(649)
Bank | Real estate
Loans
Gross loans	26,144		26,016
of which held at amortized cost	25,549		25,556
Bank | Commercial and industrial loans
Loans
Gross loans	80,651		83,760
of which held at amortized cost	73,029		73,893
Bank | Financial institutions
Loans
Gross loans	17,830		20,884
of which held at amortized cost	12,196		14,652
Bank | Governments and public institutions
Loans
Gross loans	4,036		4,273
of which held at amortized cost	1,277		1,327
Bank | Consumer
Loans
Gross loans	149,735		145,093
of which held at amortized cost	149,718		145,070	144,514
allowance for loan losses	(215)		(216)	SFr (187)		SFr (216)
Bank | Mortgages
Loans
Gross loans	105,433		104,335
of which held at amortized cost	105,433		104,335
Bank | Loans collateralized by securities
Loans
Gross loans	40,277		37,268
of which held at amortized cost	40,277		37,268
Bank | Consumer finance
Loans
Gross loans	4,025		3,490
of which held at amortized cost	SFr 4,008		SFr 3,467